Summary of Significant Accounting Policies Foreign currency transaction and translation (Policies)	12 Months Ended
Dec. 29, 2012
Foreign Currency [Abstract]
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).